Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Sabine Pass Liquefaction, LLC
Entity Central Index Key	0001499200
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Small Business	false